ACQUISITION, TECHNOLOGY AND OTHER ASSETS (Details) - USD ($)	1 Months Ended
	Apr. 21, 2016	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Fair value of 23,650,000 shares of common stock	$ 23,177,000
Fair value of vested stock options	2,582,890
Allocation of purchase price:	25,759,890
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749
Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance	(1,436,164)
Net assets acquired	(2,129,089)
Goodwill	22,308,275	$ 22,308,275	$ 22,308,275	$ 22,308,275
Total Allocation of purchase price	25,759,890
Patents and exclusive License Agreement [Member]
Liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	1,306,031
Customer Relationships [Member]
Liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	1,431,680
Non compete agreement [Member]
Liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	61,366
Assembled Workforce [Member]
Liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	275,720
Trademarks [Member]
Liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 2,505,907